Stock Options Outstanding and Exercisable Price Range Status (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	5,206
Options Exercisable, Shares	2,953
Exercise Price Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, minimum	$ 14.50
Exercise Price Range, maximum	$ 26.68
Options Outstanding, Shares	1,050
Options Outstanding, Weighted-Average Exercise Price	$ 24.10
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	3 years 3 months 18 days
Options Exercisable, Shares	1,005
Options Exercisable, Weighted-Average Exercise Price	$ 23.99
Exercise Price Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, minimum	$ 26.73
Exercise Price Range, maximum	$ 28.82
Options Outstanding, Shares	1,048
Options Outstanding, Weighted-Average Exercise Price	$ 27.90
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	3 years 7 months 6 days
Options Exercisable, Shares	759
Options Exercisable, Weighted-Average Exercise Price	$ 27.83
Exercise Price Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, minimum	$ 28.86
Exercise Price Range, maximum	$ 37.23
Options Outstanding, Shares	1,136
Options Outstanding, Weighted-Average Exercise Price	$ 33.93
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	7 years 3 months 18 days
Options Exercisable, Shares	336
Options Exercisable, Weighted-Average Exercise Price	$ 33.47
Exercise Price Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, minimum	$ 37.39
Exercise Price Range, maximum	$ 42.35
Options Outstanding, Shares	1,078
Options Outstanding, Weighted-Average Exercise Price	$ 39.45
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	7 years 9 months 18 days
Options Exercisable, Shares	278
Options Exercisable, Weighted-Average Exercise Price	$ 39.07
Exercise Price Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, minimum	$ 43.13
Exercise Price Range, maximum	$ 70.55
Options Outstanding, Shares	894
Options Outstanding, Weighted-Average Exercise Price	$ 55.50
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	5 years 9 months 18 days
Options Exercisable, Shares	575
Options Exercisable, Weighted-Average Exercise Price	$ 56.41